Reverse recapitalization (Details Narrative) - USD ($)							3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 18, 2022	Nov. 17, 2022	Nov. 17, 2022	Jul. 25, 2022	Dec. 06, 2021	Jul. 31, 2021	Mar. 31, 2023	Oct. 31, 2022	Mar. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jun. 08, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued		1,500,000	1,500,000			2,156,250		2,448,500			2,156,250	2,156,250				2,448,500
Ordinary shares, outstanding		1,500,000	1,500,000			2,156,250	20,191,770	2,448,500			2,156,250	2,156,250			20,191,770	2,448,500	9,333,333
Converted shares		14,000,000	14,000,000
Common stock, par value		$ 0	$ 0			$ 0		$ 0			$ 0	$ 0			$ 0	$ 0
Exchange ratio		$ 9.33	$ 9.33
Earnout shares		4,000,000	4,000,000
Number of shares issued			6,191,770	4,626,667		1,437,500
Revenue							$ 1,698,734		$ 2,666,863				$ 40,100,000		$ 9,840,709		$ 10,544,550
Net income							$ (2,414,645)	$ 201,012	$ 222,585	$ (45,587)	(8,377)	$ (8,377)			(24,884,122)	$ (1,762,838)	864,829
Public ordinary shares		2,591,545	2,591,545
Redemption shares		6,033,455	6,033,455					400,000								400,000
Private ordinary shares, par value		$ 0	$ 0
Private ordinary shares, outstanding		292,250	292,250
Founder shares, par value		$ 0	$ 0
Founder shares, outstanding		2,156,250	2,156,250
Public rights shares		8,625,000	8,625,000
Private rights shares		292,250	292,250
Converted shares		891,725	891,725
Repayments of convertible promissory note		$ 300,000	$ 300,000
Proceeds from the Reverse Recapitalization	$ 1,300,000														$ 1,324,961
Funds held in trust account	87,074,185
Funds held in operating cash account	248,499
Amount paid to redeem public shares	$ 60,839,550
Redeem public shares	6,033,455
Payments of transaction costs	$ 2,965,646
Payments of forward purchase agreements	21,892,527
Repayments of promissory note related party	$ 300,000				$ 396,157											$ 396,157
Share Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued		60,000	60,000
Business Combination [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued		200,000	200,000
Forecast [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued																		1,600,000
Number of shares issued													1,000,000	1,000,000
Revenue													$ 40,100,000	$ 20,100,000
Net income													$ 10,100,000	$ 3,600,000
First Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued		1,000,000	1,000,000
Number of additional shares issued		$ 15.00	$ 15.00
Second Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued		1,000,000	1,000,000
Number of additional shares issued		$ 20.00	$ 20.00